Consolidated Statement of Stockholders' Deficit (USD $)	Total	Izea, Inc. Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series A Common Stock [Member]	Series B Non-Voting Common Stock [Member]	Izea Holdings Inc. Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning balance, value at Dec. 31, 2009	$ (2,030,969)	$ 76	$ 78	$ 0	$ 50	$ 50	$ 0	$ 0	$ 9,963,210	$ (11,994,433)
Beginning balance, shares at Dec. 31, 2009		762,907	778,307	0	503,436	500,000	0	0
Exercise of stock options, shares					834
Exercise of stock options,value	918				0				918
Stock Issued During Period, Shares, New Issues				7,537,771
Proceeds from Issuance of Preferred Stock and Preference Stock	2,659,554			754					2,658,800
Stock Issued During Period, Shares, Conversion of Convertible Securities				4,721,563
Stock Issued During Period, Value, Conversion of Convertible Securities	1,444,800			472					1,444,328
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	7,700								7,700
Net loss	(2,157,759)									(2,157,759)
Ending balance, value at Dec. 31, 2010	(75,756)	76	78	1,226	50	50	0	0	14,074,956	(14,152,192)
Ending balance, shares at Dec. 31, 2010		762,907	778,307	12,259,334	504,270	500,000	0	0
Reverse merger and recapitalization, shares		(762,907)	(778,307)	(12,259,334)	(517,767)	(500,000)		35,000,000
Reverse merger and recapitalization, value	0	(76)	(78)	(1,226)	(50)	(50)		3,500	(2,020)
Sale of preferred stock and warrants and exchange of promissory note, net of offering costs and beneficial conversion feature on preferred stock, shares							230	3,121,209
Sale of preferred stock and warrants and exchange of promissory note, net of offering costs and beneficial conversion feature on preferred stock, value	3,043,407						0	312	3,043,095
Initial Fair Value of Derivative Warrants Issued	(1,083,210)								(1,083,210)
Exercise of stock options, shares					13,497			27,240
Exercise of stock options,value	1,766				0			3	1,763
Stock Issued During Period, Shares, New Issues								1
Stock Issued During Period, Value, Conversion of Convertible Securities	0
Stock Issued for Services, Shares								500,000
Stock Issued for Services, Value	165,000							50	164,950
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	75,950								75,950
Net loss	(3,978,592)									(3,978,592)
Ending balance, value at Dec. 31, 2011	(1,851,435)	0	0	0	0	0	0	3,865	16,275,484	(18,130,784)
Ending balance, shares at Dec. 31, 2011		0	0	0	0	0	230	38,648,450
Exercise of stock options, shares								21,977
Exercise of stock options,value	1,099							2	1,097
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	34,410								34,410
Net loss	(917,190)									(917,190)
Ending balance, value at Mar. 31, 2012	$ (2,733,116)						$ 0	$ 3,867	$ 16,310,991	$ (19,047,974)
Ending balance, shares at Mar. 31, 2012							230	38,670,427